Loans and other financial assets at amortized cost_Details of loans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Disclosure of loans other than banks [Line Items]
Discounted present value	₩ (6,656)		₩ (6,826)
Allowance for credit losses	(1,908,524)		(1,575,020)
Total	302,794,182		271,032,244
Loans in local currency | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	249,264,947		221,484,049
Total	249,264,947		221,484,049
Loans in foreign currencies | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	20,025,092		18,534,270
Total	20,025,092	[1]	18,534,270
Domestic banker's usance | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	2,240,830		2,899,651
Total	2,240,830		2,899,651
Credit card accounts | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	8,542,619		8,398,605
Total	8,542,619		8,398,605
Bills bought in foreign currencies | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	5,763,427		4,772,093
Total	5,763,427		4,772,093
Bills bought in local currency | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	133,650		61,362
Total	133,650		61,362
Factoring receivables | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	38,017		20,905
Total	38,017		20,905
Advances for customers on guarantees | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	31,300		12,616
Total	31,300		12,616
Private placement bonds | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	353,585		307,339
Total	353,585		307,339
Securitized loans | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	2,561,914		2,250,042
Total	2,561,914		2,250,042
Call loans | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	2,352,034		3,290,167
Total	2,352,034		3,290,167
Bonds purchased under resale agreements | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	10,145,749		8,981,752
Total	10,145,749		8,981,752
Financial lease receivables | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	586,216		226,296
Total	586,216		226,296
Installment financial bond | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	1,925,493		752,961
Total	1,925,493		752,961
Others | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	380		1,191
Total	380		1,191
Loan origination costs and fees | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	744,109		620,791
Total	₩ 744,109		₩ 620,791

[1]	As of December 31, 2020, 50,088 million Won of assets provided for collateral related to the bonds sold under repurchase agreements are included.